STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2%
Advertising - .2%
Lamar Media, Gtd. Notes		3.63	1/15/2031	325,000	[b]	317,281
Aerospace & Defense - 1.4%
General Dynamics, Gtd. Notes		3.25	4/1/2025	620,000		674,165
Raytheon Technologies, Sr. Unscd. Notes		3.20	3/15/2024	300,000		320,392
Rolls-Royce, Gtd. Notes	EUR	2.13	6/18/2021	225,000		271,128
The Boeing Company, Sr. Unscd. Notes		1.17	2/4/2023	500,000		502,121
					1,767,806
Agriculture - .5%
MHP, Gtd. Notes		7.75	5/10/2024	300,000		317,838
Philip Morris International, Sr. Unscd. Notes		1.13	5/1/2023	300,000		304,534
					622,372
Asset-Backed Certificates - 5.5%
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A		2.39	12/25/2029	302,354	[b]	304,105
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	367,436	[b]	372,955
CF Hippolyta, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	275,000	[b]	275,462
CLI Funding VI, Ser. 2020-1A, Cl. A		2.08	9/18/2045	172,358	[b]	174,389
CLI Funding VI, Ser. 2020-3A, Cl. A		2.07	10/18/2045	303,604	[b]	307,331
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	425,000	[b]	345,954
Conn's Receivables Funding, Ser. 2019-A, Cl. A		3.40	10/16/2023	22,826	[b]	22,934
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A		2.47	10/15/2026	53,151	[b]	53,332
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	300,000	[b]	300,604
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	225,000	[b]	228,175
Marlette Funding Trust, Ser. 2019-2A, Cl. A		3.13	7/16/2029	67,283	[b]	67,700
MMAF Equipment Finance, Ser. 2017-B, Cl. A3		2.21	10/17/2022	7,709	[b]	7,721
MMAF Equipment Finance, Ser. 2018-A, Cl. A4		3.39	1/10/2025	165,000	[b]	170,509
MVW, Ser. 2020-1A, Cl. A		1.74	10/20/2037	191,623	[b]	195,452
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A		3.48	2/14/2031	111,295	[b]	112,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Asset-Backed Certificates - 5.5% (continued)
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	350,000	[b]	355,979
Park Place Securities, Ser. 2005-WCW3, Cl. M1, 1 Month LIBOR +.72%		0.83	8/25/2035	288,157	[c]	288,969
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2		3.23	10/20/2024	138,622	[b]	139,009
Sierra Timeshare Receivables Funding, Ser. 2020-2A, Cl. A		1.33	7/20/2037	214,056	[b]	215,680
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	345,333	[b]	339,901
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A		3.53	5/17/2037	669,813	[b]	705,192
Trinity Rail Leasing, Ser. 2020-2A, Cl. A1		1.83	11/19/2050	300,453	[b]	307,125
Vantage Data Centers, Ser. 2020-2A, CI. A2		1.99	9/15/2045	414,000	[b]	409,911
VB-S1 Issuer, Ser. 2020-1A, CI. C2		3.03	6/15/2050	150,000	[b]	158,353
Verizon Owner Trust, Ser. 2019-A, Cl. C		3.22	9/20/2023	800,000		826,815
Volvo Financial Equipment, Ser. 2019-1A, Cl. A4		3.13	11/15/2023	400,000	[b]	412,605
					7,098,419
Asset-Backed Certificates/Auto Receivables - 12.7%
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C		3.36	2/18/2025	650,000		677,156
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	350,000		356,725
Bank of The West Auto Trust, Ser. 2017-1, Cl. B		2.62	11/15/2023	600,000	[b]	609,648
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	400,000	[b]	323,261
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	315,000		328,298
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B		2.32	7/15/2025	475,000		494,671
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000		424,658
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%		0.51	4/15/2031	184,784	[b,c]	184,167
Drive Auto Receivables Trust, Ser. 2019-4, Cl. C		2.51	11/17/2025	675,000		687,184
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	475,000	[b]	481,756
DT Auto Owner Trust, Ser. 2020-2A, Cl. B		2.08	3/16/2026	350,000	[b]	356,473

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Asset-Backed Certificates/Auto Receivables - 12.7% (continued)
DT Auto Owner Trust, Ser. 2021-2A, Cl. B		0.81	1/15/2027	675,000	[b]	676,435
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	300,000	[b]	310,856
Exeter Automobile Receivables Trust, Ser. 2020-2A, Cl. B		2.08	7/15/2024	350,000	[b]	354,095
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	365,486
Ford Credit Auto Lease Trust, Ser. 2020-A, Cl. B		2.05	6/15/2023	325,000		330,733
Ford Credit Auto Owner Trust, Ser. 2017-2, Cl. A		2.36	3/15/2029	165,000	[b]	169,633
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	137,570
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	377,616
Ford Credit Floorplan Master Owner Trust, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		511,431
GM Financial Automobile Leasing Trust, Ser. 2019-2, Cl. C		3.12	3/20/2023	500,000		506,825
GM Financial Automobile Leasing Trust, Ser. 2020-1, Cl. B		1.84	12/20/2023	205,000		208,260
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		298,807
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. B	CAD	1.69	11/20/2025	550,000	[b]	450,721
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. B	CAD	1.26	5/20/2026	850,000	[b]	692,081
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	350,000	[b]	286,574
Navistar Financial Dealer Note Master Owner Trust II, Ser. 2019-1, Cl. A, 1 Month LIBOR +.64%		0.75	5/25/2024	675,000	[b,c]	675,206
Navistar Financial Dealer Note Master Trust, Ser. 2020-1, Cl. A, 1 Month LIBOR +.95%		1.06	7/25/2025	350,000	[b,c]	352,543
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	240,000	[b]	247,611
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	123,306	[b]	124,731
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	759,658	[b]	776,412
OSCAR US Funding XI, Ser. 2019-2A, Cl. A2		2.49	8/10/2022	79,688	[b]	79,847
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[b]	510,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Asset-Backed Certificates/Auto Receivables - 12.7% (continued)
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. B		2.58	8/21/2023	550,000	[b]	562,569
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C		2.08	3/20/2024	750,000	[b]	768,493
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		303,613
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	563,435
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	100,000	[b]	101,101
Tesla Auto Lease Trust, Ser. 2021-A, CI. C		1.18	3/20/2025	275,000	[b]	275,207
Westlake Automobile Receivables Trust, Ser. 2019-1A, Cl. B		3.26	10/17/2022	85,683	[b]	85,797
Westlake Automobile Receivables Trust, Ser. 2021-1A, Cl. C		0.95	3/16/2026	510,000	[b]	510,527
					16,538,740
Asset-Backed Certificates/Student Loans - .2%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A		2.74	2/15/2029	279,390	[b]	284,736
Automobiles & Components - 1.9%
Daimler Finance North America, Sr. Unscd. Notes		0.75	3/1/2024	650,000	[b]	648,486
Ford Motor Credit, Sr. Unscd. Notes		3.38	11/13/2025	300,000		307,404
General Motors, Sr. Unscd. Notes		5.40	10/2/2023	350,000		387,348
General Motors Financial, Sr. Unscd. Notes		1.70	8/18/2023	300,000		306,303
Metalsa, Gtd. Notes		3.75	5/4/2031	200,000	[b]	196,500
Nemak, Sr. Unscd. Notes		4.75	1/23/2025	250,000		258,795
Volkswagen Group of America Finance, Gtd. Notes, 3 Month LIBOR +.86%		1.05	9/24/2021	400,000	[b,c]	401,270
					2,506,106
Banks - 7.9%
Banco Santander, Sr. Unscd. Notes		1.85	3/25/2026	600,000		605,355
Banco Santander Mexico, Sr. Unscd. Notes		5.38	4/17/2025	200,000	[b]	225,584
Bank of America, Jr. Sub. Notes, Ser. JJ		5.13	6/20/2024	192,000	[d]	207,121
Bank of America, Jr. Sub. Notes, Ser. X		6.25	9/5/2024	196,000	[d]	218,662
Bank of America, Sr. Unscd. Notes		0.98	9/25/2025	700,000		699,713
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	300,000	[d]	315,562
Barclays, Jr. Sub. Notes		8.00	6/15/2024	300,000	[d]	340,687
Barclays, Sr. Unscd. Notes		3.93	5/7/2025	300,000		324,223

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Banks - 7.9% (continued)
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		335,172
BNP Paribas, Sr. Unscd. Notes	2.22	6/9/2026	325,000	[b]	335,141
BNP Paribas, Sub. Notes	4.38	3/1/2033	300,000	[b]	328,002
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	600,000	[d]	609,180
Credit Agricole, Sub. Notes	4.38	3/17/2025	600,000		660,791
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		302,853
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[d]	647,564
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. Q	5.15	5/1/2023	201,000	[d]	207,533
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	425,000		449,524
KeyBank, Sr. Unscd. Notes	1.25	3/10/2023	300,000		304,535
Morgan Stanley, Sr. Unscd. Notes, 3 Month SOFR +.70%	0.71	1/20/2023	650,000	[c]	651,773
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		348,945
State Street, Sr. Unscd. Notes	2.83	3/30/2023	250,000		255,712
The Goldman Sachs Group, Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[d,e]	351,050
The Goldman Sachs Group, Sr. Unscd. Notes	3.20	2/23/2023	925,000		970,348
The Korea Development Bank, Sr. Unscd. Notes	3.00	3/19/2022	200,000		204,606
UBS Group, Jr. Sub. Notes	7.00	1/31/2024	300,000	[b,d]	331,144
				10,230,780
Beverage Products - .2%
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	177,000		189,413
Chemicals - .5%
Equate Petrochemical, Gtd. Notes	2.63	4/28/2028	200,000	[b,e]	200,875
MEGlobal Canada, Gtd. Notes	5.00	5/18/2025	300,000		336,562
Nutrien, Sr. Unscd. Notes	1.90	5/13/2023	100,000		102,681
				640,118
Collateralized Loan Obligations Debt - 5.1%
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%	1.14	1/15/2028	318,989	[b,c]	319,040
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A, 3 Month LIBOR +1.38%	1.55	10/23/2032	360,000	[b,c]	360,658
Ballyrock CLO, Ser. 2020-1A, Cl. A1, 3 Month LIBOR +1.70%	1.89	7/20/2030	250,000	[b,c]	250,410
Ballyrock CLO, Ser. 2020-2A, Cl. A1, 3 Month LIBOR +1.32%	1.51	10/20/2031	275,000	[b,c]	275,519
Cent 21 CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +.97%	1.15	7/27/2030	325,000	[b,c]	325,194
Columbia Cent 30 CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%	1.53	1/20/2034	330,000	[b,c]	330,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Collateralized Loan Obligations Debt - 5.1% (continued)
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%	1.15	4/15/2031	275,000	[b,c]	275,216
Dryden 83 CLO, Ser. 2020-83A, Cl. B, 3 Month LIBOR +1.60%	1.84	1/18/2032	600,000	[b,c]	600,329
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	1.22	4/20/2030	300,000	[b,c]	300,311
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%	0.93	4/15/2029	375,000	[b,c]	374,244
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%	1.24	4/17/2034	325,000	[b,c]	325,290
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	1.29	7/20/2031	325,000	[b,c]	325,725
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27%	1.45	10/25/2031	250,000	[b,c]	250,420
Neuberger Berman Loan Advisers 40 CLO, Ser. 2021-40A, Cl. B, 3 Month LIBOR +1.40%	1.59	4/16/2033	400,000	[b,c]	399,624
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%	1.30	4/20/2033	250,000	[b,c]	250,370
Symphony XV CLO, Ser. 2014-15A, Cl. BR3, 3 Month LIBOR +1.55	1.74	1/17/2032	550,000	[b,c]	550,334
Symphony XXIV CLO, Ser. 2020-24A, Cl. A, 3 Month LIBOR +1.20%	1.42	1/23/2032	300,000	[b,c]	300,213
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%	1.19	1/20/2029	300,000	[b,c]	300,561
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%	1.20	4/15/2034	350,000	[b,c]	350,210
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	1.24	4/15/2031	150,000	[b,c]	150,157
				6,614,050
Commercial & Professional Services - .5%
DP World Salaam, Jr. Sub. Notes	6.00	10/1/2025	300,000	[d]	329,550
United Rentals North America, Gtd. Notes	5.88	9/15/2026	300,000		313,500
				643,050
U.S. Government Agencies Collateralized Mortgage Obligations - .1%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%	2.01	1/25/2051	94,586	[b,c,f]	95,561
Commercial Mortgage Pass-Through Certificates - 14.0%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	287,457	[b]	308,545

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Commercial Mortgage Pass-Through Certificates - 14.0% (continued)
BAMLL Commercial Mortgage Securities Trust, Ser. 2020-JGDN, Cl. A, 1 Month LIBOR +2.75%	2.87	11/15/2030	300,000	[b,c]	304,911
Bank, Ser. 2020-BN25, Cl. A2	2.76	1/15/2063	335,000		350,372
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%	1.07	11/15/2034	275,000	[b,c]	274,525
BBCMS Trust, Ser. 2013-TYSX, CI. A2	3.76	9/5/2032	340,444		341,030
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	2/15/2053	325,000		344,034
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	1.32	12/15/2035	610,000	[b,c]	612,250
BF Mortgage Trust, Ser. 2019-NYT, Cl. B, 1 Month LIBOR +1.40%	1.52	12/15/2035	365,000	[b,c]	365,809
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	1.12	4/15/2034	500,000	[b,c]	499,292
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. B, 1 Month LIBOR +1.00%	1.12	12/15/2036	498,989	[b,c]	499,611
BX Commercial Mortgage Trust, Ser. 2020-VKNG, Cl. B, 1 Month LIBOR +1.13%	1.24	10/15/2037	375,000	[b,c]	375,599
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.19	12/15/2037	500,000	[b,c]	501,454
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	1.37	12/15/2037	100,000	[b,c]	100,271
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	1.36	11/15/2036	675,000	[b,c]	675,707
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	1.87	6/15/2034	695,871	[b,c]	685,438
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		292,845
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	320,000		334,720
Commercial Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/10/2049	850,288		855,850
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	480,679		503,986
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	700,000		710,745
DBWF Mortgage Trust, Ser. 2016-85T, Cl. A	3.79	12/10/2036	350,000	[b]	387,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Commercial Mortgage Pass-Through Certificates - 14.0% (continued)
GB Trust, Ser. 2020-FLIX, Cl. A, 1 Month LIBOR +1.12%	1.24	8/15/2037	425,000	[b,c]	427,590
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/2049	23,254		23,250
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	1.44	10/15/2036	560,000	[b,c]	557,998
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.11	11/15/2036	402,700	[b,c]	402,952
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	1.27	12/17/2036	300,000	[b,c]	300,768
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	500,000		536,520
KKR Industrial Portfolio Trust, Ser. 2021-KDIP, Cl. C, 1 Month LIBOR +1.00%	1.11	12/15/2037	340,000	[b,c]	340,132
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	230,742
LIFE Mortgage Trust, Ser. 2021-BMR, CI. C, 1 Month LIBOR +1.10%	1.22	3/15/2038	500,000	[b,c]	501,453
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	685,000		712,931
MRA Issuance Trust, Ser. 2021-8, Cl. A1X, 1 Month LIBOR +1.15%	1.27	10/15/2021	400,000	[b,c]	400,400
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	577,467	[b]	590,607
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	324,784	[b]	336,914
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	456,385		462,643
VASA Trust, Ser. 2021-VASA, CI. B, 1 Month LIBOR +1.25%	1.36	7/15/2039	425,000	[b,c]	425,915
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		719,835
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	582,928		614,576
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A1	2.28	6/15/2052	253,061		258,513
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		312,392
Wells Fargo Commercial Mortgage Trust, Ser. 2021, Cl. A, 1 Month LIBOR +1.15%	1.27	2/15/2040	181,804	[b,c]	182,809

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Commercial Mortgage Pass-Through Certificates - 14.0% (continued)
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	444,990		454,991
				18,118,875
Consumer Discretionary - 1.7%
Lennar, Gtd. Notes	4.50	4/30/2024	600,000		657,225
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	550,000		633,417
Sands China, Sr. Unscd. Notes	4.60	8/8/2023	600,000		643,329
Taylor Morrison Holdings II, Gtd. Notes	5.63	3/1/2024	300,000		325,500
				2,259,471
Diversified Financials - 3.9%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	700,000		686,799
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	625,000		670,109
Ally Financial, Jr. Sub. Notes, Ser. B	4.70	5/15/2026	400,000	[d]	406,480
Ally Financial, Sr. Unscd. Notes	3.05	6/5/2023	325,000		339,648
Capital One Financial, Sub. Notes	4.20	10/29/2025	650,000		724,827
GE Capital Funding, Gtd. Notes	3.45	5/15/2025	300,000	[b]	325,658
Icahn Enterprises, Gtd. Notes	5.25	5/15/2027	185,000		188,931
Mamoura Diversified Global Holding, Gtd. Notes	2.50	11/7/2024	320,000		336,351
Quicken Loans, Gtd. Notes	5.25	1/15/2028	625,000		660,156
SLM, Sr. Unscd. Notes	4.20	10/29/2025	635,000		668,337
				5,007,296
Energy - 3.9%
Aker BP, Sr. Unscd. Notes	3.00	1/15/2025	325,000	[b]	338,359
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	585,000		670,090
CNX Resources, Gtd. Notes	6.00	1/15/2029	45,000	[b]	48,141
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	680,000		721,465
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	350,000		353,810
Enbridge, Gtd. Notes	2.50	1/15/2025	300,000	[e]	313,996
EQT, Sr. Unscd. Notes	3.00	10/1/2022	325,000	[e]	331,500
Marathon Petroleum, Sr. Unscd. Notes	3.63	9/15/2024	300,000		324,222
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	155,000		161,512
Occidental Petroleum, Sr. Unscd. Notes	5.50	12/1/2025	310,000	[e]	333,637
Petroleos Mexicanos, Gtd. Notes	4.63	9/21/2023	350,000		363,592
Saudi Arabian Oil Co., Sr. Unscd. Notes	1.63	11/24/2025	200,000	[b]	202,745
Sinopec Group Overseas Development, Gtd. Notes	1.45	1/8/2026	300,000	[b,e]	297,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Energy - 3.9% (continued)
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	300,000	[b]	313,420
Western Midstream Operating, Sr. Unscd. Notes		4.35	2/1/2025	325,000		344,094
					5,118,246
Food Products - .2%
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	260,000	[b]	247,412
Foreign Governmental - 5.3%
Croatia, Sr. Unscd. Notes		6.00	1/26/2024	275,000		314,608
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	275,000	[b]	288,475
Egypt, Sr. Unscd. Notes		5.25	10/6/2025	325,000	[b]	338,988
Ghana, Sr. Unscd. Notes		0.00	4/7/2025	650,000	[b,g]	513,110
Hellenic Republic, Sr. Unscd. Bonds	EUR	4.38	8/1/2022	250,000	[b]	318,178
Indonesia, Sr. Unscd. Notes		4.88	5/5/2021	330,000		329,981
Ivory Coast, Sr. Unscd. Notes		6.38	3/3/2028	300,000		332,892
Kenya, Sr. Unscd. Notes		6.88	6/24/2024	300,000	[b]	333,423
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	16,000,000		838,979
Mexico, Sr. Unscd. Notes		6.05	1/11/2040	270,000		330,824
Oman, Sr. Unscd. Notes		4.88	2/1/2025	200,000	[b]	210,250
Philippine, Sr. Unscd. Notes	EUR	0.14	2/3/2023	525,000		630,116
Romania, Sr. Unscd. Notes		4.88	1/22/2024	300,000	[e]	333,424
Senegal, Sr. Unscd. Bonds		6.25	7/30/2024	300,000		326,582
Serbia, Sr. Unscd. Notes		7.25	9/28/2021	300,000	[b]	307,776
Thailand, Bonds	THB	1.60	12/17/2029	25,025,000		801,074
Ukraine, Sr. Unscd. Notes		7.75	9/1/2023	325,000		346,481
					6,895,161
Forest Products & Paper - .2%
Inversiones, Gtd. Notes		3.00	4/6/2031	250,000	[b]	248,225
Health Care - 1.8%
Bristol-Myers Squibb, Sr. Unscd. Notes		2.60	5/16/2022	265,000		271,662
Cigna, Gtd. Notes		3.05	11/30/2022	225,000		233,898
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	146,000	[e]	154,566
DaVita, Gtd. Notes		3.75	2/15/2031	345,000	[b]	328,183
Elanco Animal Health, Sr. Unscd. Notes		5.27	8/28/2023	300,000		322,375
HCA, Gtd. Notes		5.38	2/1/2025	300,000		334,704
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	100,000	[b]	102,875
Royalty Pharma, Gtd. Notes		1.20	9/2/2025	325,000	[b]	321,693
Shire Acquisitions Investments Ireland, Gtd. Notes		3.20	9/23/2026	300,000		326,112
					2,396,068

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Industrial - .4%
General Electric, Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%		3.51	9/15/2021	425,000	[c,d]	404,545
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	130,000		157,190
					561,735
Insurance - 2.3%
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.16	3/12/2025	875,000		1,054,033
MetLife, Jr. Sub. Debs.		6.40	12/15/2036	500,000		634,871
New York Life Global Funding, Scd. Notes, 3 Month SOFR +.22%		0.23	2/2/2023	650,000	[b,c]	649,834
Prudential Financial, Jr. Sub. Notes		5.63	6/15/2043	600,000		650,996
					2,989,734
Materials - .9%
Ball, Gtd. Notes		5.25	7/1/2025	575,000		651,547
Berry Global, Scd. Notes		5.13	7/15/2023	150,000		150,938
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	175,000	[b]	173,658
Crown Americas, Gtd. Notes		4.75	2/1/2026	190,000		197,458
					1,173,601
Media - .6%
CCO Holdings, Sr. Unscd. Notes		4.25	2/1/2031	375,000	[b]	375,469
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		395,423
					770,892
Metals & Mining - .7%
Anglo American Capital, Gtd. Notes		3.63	9/11/2024	300,000	[b]	324,657
Steel Dynamics, Sr. Unscd. Notes		2.40	6/15/2025	600,000		628,183
					952,840
Municipal Securities - .5%
California Health Facilities Financing Authority, Revenue Bonds		0.95	6/1/2025	300,000		301,144
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000		75,718
University of Washington, Revenue Bonds, Refunding, Ser. B		0.73	4/1/2026	325,000		322,321
					699,183
Real Estate - 3.3%
American Tower, Sr. Unscd. Notes		2.40	3/15/2025	190,000		198,606
CyrusOne, Gtd. Notes		2.90	11/15/2024	600,000		636,063
Duke Realty, Sr. Unscd. Notes		3.25	6/30/2026	300,000		326,130
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	430,000		424,466
GLP Capital, Gtd. Notes		5.38	4/15/2026	275,000		311,631
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	293,000	[b]	297,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Real Estate - 3.3% (continued)
SBA Tower Trust, Notes		1.88	1/15/2026	275,000	[b]	279,857
SBA Tower Trust, Notes		2.84	1/15/2025	650,000	[b]	685,880
VEREIT Operating Partnership, Gtd. Notes		3.40	1/15/2028	325,000		351,965
VICI Properties, Gtd. Notes		3.50	2/15/2025	324,000	[b]	331,290
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	300,000		374,258
					4,217,164
Retailing - 1.4%
7-Eleven, Sr. Unscd. Notes		0.80	2/10/2024	500,000	[b]	499,504
Autozone, Sr. Unscd. Notes		3.63	4/15/2025	300,000	[e]	327,613
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		377,369
Starbucks, Sr. Unscd. Notes		1.30	5/7/2022	140,000		141,592
Yum! Brands, Sr. Unscd. Notes		4.63	1/31/2032	425,000		444,741
					1,790,819
Supranational Bank - 1.8%
Africa Finance, Sr. Unscd. Notes		2.88	4/28/2028	225,000	[b]	223,594
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	300,000		332,268
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.50	5/6/2021	725,000		725,503
The African Export-Import Bank, Sr. Unscd. Notes		4.00	5/24/2021	325,000		325,617
The African Export-Import Bank, Sr. Unscd. Notes		4.13	6/20/2024	300,000		318,756
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		379,248
					2,304,986
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes		5.45	6/15/2023	400,000	[b]	436,560
Hewlett Packard Enterprise, Sr. Unscd. Notes		1.45	4/1/2024	300,000		306,180
Hewlett Packard Enterprise, Sr. Unscd. Notes		3.50	10/5/2021	25,000		25,251
					767,991
Telecommunication Services - 2.6%
AT&T, Sr. Unscd. Notes		4.05	12/15/2023	880,000		960,708
Level 3 Financing, Gtd. Notes		3.75	7/15/2029	50,000	[b]	48,813
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	150,000	[b]	151,329
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	200,000	[b]	212,782
Telefonica Emisiones, Gtd. Notes		4.10	3/8/2027	300,000		337,464
T-Mobile USA, Gtd. Notes		2.25	2/15/2026	300,000		302,274
T-Mobile USA, Sr. Scd. Notes		3.50	4/15/2025	300,000	[b]	325,689
VEON Holdings, Sr. Unscd. Notes		3.38	11/25/2027	325,000	[b]	327,753

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Telecommunication Services - 2.6% (continued)
Verizon Communications, Sr. Unscd. Notes	2.10	3/22/2028	675,000		681,566
				3,348,378
U.S. Government Agencies Collateralized Mortgage Obligations - .9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB	4.00	6/15/2024	166,452	[f]	172,723
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	137,920	[f]	143,832
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB	2.50	1/15/2031	225,124	[f]	225,368
Federal Home Loan Mortgage Corp., REMIC, Ser. 4838, Cl. A2	4.00	3/15/2036	402,756	[f]	429,335
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	127,299	[f]	133,262
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	5,964		6,233
Government National Mortgage Association, Ser. 2014-H12, Cl. GA	2.50	6/20/2064	106,875		106,950
				1,217,703
U.S. Government Agencies Mortgage-Backed - .5%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU	2.50	5/25/2060	168,254	[f]	175,621
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	88,775	[f]	93,396
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			172,768	[f]	181,073
Federal National Mortgage Association:
2.00%, 3/1/2023			184,343	[f]	190,547
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			2,762		3,264
7.50%, 11/20/2029-12/20/2030			2,898		3,419
				647,320
U.S. Treasury Securities - 7.4%
U.S. Treasury Notes	0.13	5/15/2023	4,675,000		4,670,617
U.S. Treasury Notes	2.88	11/30/2023	4,675,000		4,990,106
				9,660,723
Utilities - 4.6%
American Electric Power, Sr. Unscd. Notes, Ser. N	1.00	11/1/2025	600,000		593,147
Dominion Energy, Sr. Unscd. Notes, Ser. C	2.00	8/15/2021	1,280,000		1,283,848

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 96.2% (continued)
Utilities - 4.6% (continued)
Duke Energy, Sr. Unscd. Notes		2.65	9/1/2026	300,000		316,275
Edison International, Sr. Unscd. Notes		2.40	9/15/2022	350,000		357,101
Edison International, Sr. Unscd. Notes		3.13	11/15/2022	350,000		362,036
Eversource Energy, Sr. Unscd. Notes, Ser. K		2.75	3/15/2022	465,000		473,650
Exelon Generation, Sr. Unscd. Notes		3.25	6/1/2025	300,000		322,788
Florida Power & Light, First Mortgage Bonds		2.85	4/1/2025	350,000		375,666
NRG Energy, Sr. Scd. Notes		2.00	12/2/2025	600,000	[b]	604,403
Perusahaan Listrik Negara, Sr. Unscd. Bonds	EUR	2.88	10/25/2025	525,000		678,141
The AES, Sr. Unscd. Notes		1.38	1/15/2026	300,000	[b]	295,260
The AES, Sr. Unscd. Notes		3.30	7/15/2025	300,000	[b]	320,127
					5,982,442
Total Bonds and Notes (cost $123,146,508)				124,924,697
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,310,106)		0.05		4,310,106	[h]	4,310,106

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,042,980)		0.01		2,042,980	[h]	2,042,980
Total Investments (cost $129,499,594)				101.1%	131,277,783
Liabilities, Less Cash and Receivables				(1.1%)	(1,394,614)
Net Assets				100.0%	129,883,169

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

MXN—Mexican Peso

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $49,309,337 or 37.96% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $2,473,655 and the value of the collateral was $2,547,699, consisting of cash collateral of $2,042,980 and U.S. Government & Agency securities valued at $504,719.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2021 (Unaudited)

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	23,921,895	-	23,921,895
Collateralized Loan Obligations	-	6,614,050	-	6,614,050
Commercial Mortgage-Backed	-	18,118,875	-	18,118,875
Corporate Bonds	-	57,054,226	-	57,054,226
Foreign Governmental	-	6,895,161	-	6,895,161
Investment Companies	6,353,086	-	-	6,353,086
Municipal Securities	-	699,183	-	699,183
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,486,720	-	1,486,720
U.S. Government Agencies Mortgage-Backed	-	473,864	-	473,864
U.S. Treasury Securities	-	9,660,723	-	9,660,723
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	78,541	-	78,541
Futures††	69,310	-	-	69,310
Swap Agreements††	-	36,736	-	36,736
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(73,994)	-	(73,994)
Futures ††	(33,773)	-	-	(33,773)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Short Term Income Fund

April 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	15	6/15/2021	1,602,516[a]	1,610,689	8,173
U.S. Treasury 2 Year Notes	55	6/30/2021	12,143,916	12,141,680	(2,236)
U.S. Treasury 5 Year Notes	44	6/30/2021	5,448,184	5,453,250	5,066
Futures Short
Canadian 10 Year Bond	16	6/21/2021	1,811,030[a]	1,814,067	(3,037)
Euro-Bobl	15	6/8/2021	2,433,454[a]	2,429,687	3,767
Euro-Schatz	4	6/8/2021	539,012[a]	538,993	19
U.S. Treasury 10 Year Notes	41	6/21/2021	5,465,566	5,413,281	52,285
U.S. Treasury Long Bond	2	6/21/2021	313,097	314,500	(1,403)
Ultra 10 Year U.S. Treasury Notes	40	6/21/2021	5,794,778	5,821,875	(27,097)
Gross Unrealized Appreciation				69,310
Gross Unrealized Depreciation				(33,773)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Short Term Income Fund

April 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
South Korean Won	375,000,000	United States Dollar	331,257	6/16/2021	5,875
Singapore Dollar	460,000	United States Dollar	341,783	6/16/2021	3,830
Russian Ruble	33,350,000	United States Dollar	442,644	6/16/2021	(2,026)
HSBC
Chinese Yuan Renminbi	4,270,000	United States Dollar	652,446	6/16/2021	5,007
United States Dollar	3,997,387	Euro	3,304,483	5/28/2021	22,395
Russian Ruble	42,895,000	United States Dollar	569,035	6/16/2021	(2,309)
United States Dollar	937,616	Russian Ruble	69,475,000	6/16/2021	19,717
United States Dollar	625,648	Russian Ruble	47,700,000	6/16/2021	(4,561)
J.P. Morgan Securities
United States Dollar	808,166	Thai Baht	24,860,000	6/16/2021	10,000
Colombian Peso	1,170,000,000	United States Dollar	327,058	6/16/2021	(16,065)
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	580,434	Mexican Peso	12,117,044	6/16/2021	(14,564)
Polish Zloty	1,275,000	United States Dollar	331,523	6/16/2021	4,778
Morgan Stanley
Mexican Peso	6,530,000	United States Dollar	324,227	6/16/2021	(3,577)
Polish Zloty	1,180,000	United States Dollar	312,999	6/16/2021	(1,756)
Russian Ruble	38,040,000	United States Dollar	504,992	6/16/2021	(2,410)
UBS Securities
Chilean Peso	250,000,000	United States Dollar	344,714	6/16/2021	6,939
United States Dollar	2,762,841	Canadian Dollar	3,428,650	5/28/2021	(26,726)
Gross Unrealized Appreciation					78,541
Gross Unrealized Depreciation					(73,994)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2021 are set forth in the Statement of Swap Agreements.

At April 30, 2021, accumulated net unrealized appreciation on investments was $1,778,189, consisting of $2,253,699 gross unrealized appreciation and $475,510 gross unrealized depreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.